STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Disclosure of stock option activity [Table Text Block]
	Number of stock options	Weighted average exercise price $

Outstanding, December 31, 2023	7,770,000	0.41
Granted	1,325,000	0.42
Exercised	(560,000)	0.40
Expired	(740,000)	0.40
Forfeited	(3,120,000)	0.42
Outstanding, December 31, 2024	4,675,000	0.42
Granted	150,000	5.72
Exercised	(1,581,250)	0.42
Expired	(725,000)	0.40
Forfeited	(15,000)	0.40
Outstanding, December 31, 2025	2,503,750	0.75
Exercisable, December 31, 2025	558,750	1.51

Disclosure of stock options outstanding and exercisable [Table Text Block]
	Outstanding			Exercisable
Range of exercise prices $	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price $	Number of stock options	Weighted average exercise price $

0.27	300,000	1.9	0.27	75,000	0.27
0.35	75,000	1.8	0.35	-	-
0.40 to 0.45	1,518,750	2.2	0.41	266,250	0.40
0.485 to 0.50	250,000	3.2	0.49	25,000	0.49
0.64 to 0.65	160,000	2.0	0.64	80,000	0.64
1.51	50,000	4.0	1.51	12,500	1.51
4.48	50,000	4.1	4.48	-	-
6.34	100,000	1.6	6.34	100,000	6.34
	2,503,750	2.3	0.75	558,750	1.51

Disclosure of weighted average assumptions of stock options granted [Table Text Block]
	2025	2024

Risk-free interest rate	2.77%	3.17%
Expected life (in years)	3.0	4.5
Expected volatility	210%	203%